Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions
16.	Related Party Transactions

Transactions with Key Management Personnel

The Company has identified its Board of Directors, Executive Chairman, Chief Executive Officer (“CEO”), Chief Operating Officer (“COO”), Chief Financial Officer (“CFO”) and its President as its key management personnel who have the authority and responsibility for planning, directing and controlling the Company’s main activities.

For the six months ended June 30,	2025	2024
Key Management Remuneration	$226,745	$206,120
Stock-based compensation	–	–
	$226,745	$206,120

The Key Management remuneration is included in Professional and Consulting fees and Personnel Expenses in the Statement of Operations.

As of June 30, 2025, the Company has balances payable to related parties of $317,784 (December 31, 2024 – $302,232) as below:

a.	Included within accounts payable and accrued liabilities at June 30, 2025 is remuneration payable to key management totaling $317,784 (December 31, 2024 – $244,933), which includes amounts owing to the following current and former directors and officers of the Company:

●	current directors and officers:

i.	$8,000 owing to J Dhaliwal (December 31, 2024 – $8,000);

ii.	$2,307 owing to G Deol (December 31, 2024 – $2,192);

iii.	$32,000 owing to K Field (December 31, 2024 – $72,000);

iv.	$213,644 owing to D Jenkins (December 31, 2024 – $160,241);

v.	$40,500 owing to C Cooper (December 31, 2024 – $2,500); and

vi.	$21,333 owing to U Chaudhry (December 31, 2024 – $nil).

b.	The former director and officer of RPK, Kiranjit Sidhu is also the owner of Catalyst Capital LLC (“Catalyst”).

i.	On November 14, 2022, the Company received a loan of £25,000 ($30,224) from Catalyst. The loan is unsecured and bears interest of £200 per week. The loan has matured on January 31, 2023 and is due on demand. Any unpaid amount is charged with late fees of £200 for each week the payment is late. During the year ended December 31, 2024, the Company paid this loan in full as part of the debt settlement entered in April 2024.

ii.	On January 17, 2023, the Company received an additional loan of €45,000 ($48,666) from Catalyst. The loan is unsecured and bears interest of 0.75% per day, compounding daily. The loan has matured on February 1, 2023 and is due on demand. Any unpaid amount is charged with late fees of 1% compounding interest for each day the payment is late. During the year ended December 31, 2023, the lender has willingly forgone any interest arising from this loan. During the year ended December 31, 2024, the Company paid this loan in full as part of the debt settlement entered in April 2024.

iii.	On February 5, 2023, the Company entered into another independent contractor agreement with Mr. Sidhu, pursuant to which, he agreed to provide services regarding the business operations, business development, legal and strategic matters to the Company for $650,000. The payment for the services was partially settled by the issuance of 645 RSUs converted to 645 Common Shares in May 2023 and 562 RSUs converted to 562 Common Shares in July 2023. The remaining payable of $350,395 was paid in full during the year ended December 31, 2024, as part of the debt settlement entered in April 2024.
iv.	On April 4, 2024, the Company entered into debt settlement agreement with Mr. Sidhu to settle up all amounts owing of $487,295, which includes outstanding loans and other consulting payables. Pursuant to the agreement, Mr. Sidhu agreed to accept $136,757 in full settlement of the outstanding debt. On April 10, 2024, the Company paid the agreed amounts and recognized a gain on debt settlement of $353,159 in the consolidated statements of loss and comprehensive loss.

c.	The Company has the following loans outstanding to 1248787 B.C. Ltd. (“1248787”), a company controlled by Jatinder Dhaliwal, a director of the Akanda:

i.	On August 18, 2023, the Company received a loan of C$24,000 ($17,714) from 1248787. The loan is unsecured, bears interest of 18% per annum and payable within 12 months. During the six months ended June 30, 2025, the Company recorded interest expense of $1,067 (2024 – $1,581) and paid the loan in full.

ii.	On September 27, 2023, the Company received a loan of C$3,000 ($2,219) from 1248787. The loan is unsecured, bears interest of 18% per annum and payable within 12 months. During the six months ended June 30, 2025, the Company recorded interest expense of $133 (2024 – $198) and paid the loan in full.

iii.	On October 13, 2023, the Company received a loan of C$40,000 ($29,258) from 1248787. The loan is unsecured, bears interest of 18% per annum and payable within 12 months. During the six months ended June 30, 2025, the Company recorded interest expense of $1,778 (2024 – $2,636) and paid the loan in full.

d.	The Company has the following loans transactions with Halo, a company controlled by Katharyn Field, the executive director and interim CEO of Akanda:

Unsecured debenture

On January 26, 2023, the Company issued a promissory note to Halo for a principal amount of $328,000. The note bears an interest rate of 7% per annum and matured on June 25, 2023. During the year ended December 31, 2023, the Company entered into a note conversion agreement and settled this loan through the issuance of 2,328 common shares.

During the year ended December 31, 2023, the Company received additional loans from Halo in the aggregate principal amount of $1,192,953. These loans are unsecured and bears the same interest rate of 7% per annum and have no specific terms of repayment.

During the year ended December 31, 2024, the Company received additional loans from Halo in the aggregate principal amount of $44,954. These loans are unsecured and bears the same interest rate of 7% per annum and have no specific terms of repayment. The Company recorded interest expense of $39,170 from these loans and also made a full repayment during the year ended December 31, 2024.

e.	On April 24, 2024, Mr. Harvinder Singh resigned as an independent director of the Board of Directors of the Company. A Resignation and Mutual Release Agreement dated April 24, 2024 was entered between the Company and Mr. Singh, pursuant to which the Company agreed to pay Harvinder Singh a separation and release amount of $50,000. The Company has paid the amount in full on April 25, 2024. During the year ended December 31, 2024, the Company recognized a gain on debt settlement of $48,592 in the consolidated statements of loss and comprehensive loss.

As of June 30, 2025, the Company has balances receivable from related parties of $990,688 (December 31, 2024 – $368,172) as below:

a.	Advances - Halo

During the year ended December 31, 2024, the Company paid and accrued an amount of $15,969 (CAD21,875) of fees for services rendered by certain legal firms to Halo, a company controlled by the interim CEO of the Company. The transactions were accounted by the Company as advances or loans to Halo. The loans are non-interest bearing, unsecured and has no specific terms of repayment.

During the six months ended June 30, 2025, the Company paid an additional amount of $155,603 (CAD219,280) of fees for services rendered by the same legal firms to Halo. The transactions, accounted as loans to Halo, are non-interest bearing, unsecured and has no specific terms of repayment. As at June 30, 2025, the loan receivable balance was $176,619 (December 31, 2024 – $15,219).

On November 21, 2024, the Company entered into the Bridge Loan Agreement with First Towers, pursuant to which the Company agreed to loan to First Towers $350,000 (the “Loan”). Interest of the prime rate (as defined in the Bridge Loan Agreement) plus 2% will accrue and be calculated daily on the principal amount of the Loan on the basis of the actual number of days the Loan is outstanding in a year of 365 or 366 days, as applicable, and will be compounded and payable monthly in arrears on the first business day of each month.

Pursuant to the SEA, the Company shall also advance to First Towers up to a $1,000,000 loan on the same terms as the Bridge Loan Agreement. As of June 30, 2025, the Company lent out a total of $423,000 (note 12).

During the six months ended June 30, 2025, the Company recorded an accrued interest receivable of $38,116 (2024 - $nil). As at June 30, 2025, the loan receivable balance including interest was $814,069 (December 31, 2024 - $352,953).

The Company’s related party transactions are measured at the exchange amount which is the amount of consideration established and agreed to by the related parties.